Summary of significant accounting policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of significant accounting policies	Summary of significant accounting policies
The following is a summary of significant accounting policies followed by the Company in the preparation of the consolidated financial statements.

Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Foreign currency matters

The financial statements of the Company’s foreign operating subsidiaries are translated in accordance with guidance in ASC 830 Foreign Currency Matters. Except for the Company’s Venezuelan and Argentinian operations, the functional currencies of the Company’s foreign operating subsidiaries are the local currencies of the countries in which they conduct their operations. Therefore, assets and liabilities are translated into US dollars at the balance sheet date exchange rates, and revenues, expenses and cash flow are translated at average rates prevailing during the periods. Translation adjustments are included in the “Accumulated other comprehensive loss” component of shareholders’ equity. The Company includes foreign
Foreign currency matters (continued)

currency exchange results related to monetary assets and liabilities transactions, including intercompany transactions, denominated in currencies other than its functional currencies in its statements of (loss) income.

Since January 1, 2010 and July 1, 2018, Venezuela and Argentina, respectively, were considered to be highly inflationary, and as such, the financial statements of these subsidiaries are remeasured as if its functional currency was the reporting currency of the immediate parent company (US dollars for Venezuelan operation, Brazilian reais (“BRL”) for Argentinian operation from July 2018 to June 2020 and US dollars since July 2020). As a result, remeasurement gains and losses are recognized in earnings rather than in the cumulative translation adjustment, component of “Accumulated other comprehensive loss” within shareholders’ equity. In addition, in these territories, there are foreign currency restrictions. Since 2019, in Argentina several measures have been adopted including, among others: (i) limitation to hoarding and consumption in foreign currency for natural persons, (ii) taxes to increase the official exchange rate, (iii) approvals issued by the Central Bank of Argentina to access foreign currency to settle imports of goods or services, principal and interest from financial payables to foreign parties, profits and dividends. See Note 22 for information about foreign currency restrictions in Venezuela.

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less, from the date of purchase, to be cash equivalents.

Revenue recognition

The Company’s revenues consist of sales by Company-operated restaurants and revenues from restaurants operated by franchisees. Sales by Company-operated restaurants are recognized at the point of sale. The Company presents sales net of sales tax and other sales-related taxes. Revenues from restaurants operated by franchisees include rental income, initial franchise fees and royalty income. Rental income is measured on a monthly basis based on the greater of a fixed rent, computed on a straight-line basis, or a certain percentage of gross sales reported by franchisees. Initial franchise fees represent the difference between the amount the Company collects from the franchisee and the amount the Company pays to McDonald’s Corporation upon the opening of a new restaurant. Royalty income represents the difference, if any, between the amount the Company collects from the franchisee and the amount the Company is required to pay to McDonald’s Corporation. Royalty income is recognized in the period earned.

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (ASC 606), “Revenue Recognition - Revenue from Contracts with Customers”, which amends the guidance in former ASC 605, “Revenue Recognition”, and requires entities to recognize revenue when it transfers promised goods or services to customers, in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services.

On January 1, 2018, the Company adopted this new accounting standard using modified retrospective method and concluded that the sole source of revenue affected is the initial franchise fee. The Company’s previous accounting policy was to recognize it when a new restaurant opens or at the start of a new franchise term, however, in accordance with the new guidance, the initial franchise services are not distinct from the continuing rights or services offered during the term of the franchise agreement and should be treated as a single performance obligation. As such, initial franchise fees received are deferred over the term of the franchise agreement.

In accordance with the modified retrospective method, the Company recognized the cumulative effect of applying the new standard at the date of initial application with no restatement to the comparative information. Furthermore, the changes made to the consolidated balance sheet as of January 1, 2018 for the adoption of ASC 606 were as follows:
Revenue recognition (continued)

Balance Sheet	Balance at December 31, 2017	Adjustments Due to ASC 606	Balance at January 1, 2018
ASSETS
Non-current Assets
Deferred income taxes	74,299	1,555	75,854
LIABILITIES AND EQUITY
Current liabilities
Accrued payroll and other liabilities	119,088	339	119,427
Non-current liabilities
Accrued payroll and other liabilities	29,366	5,012	34,378
EQUITY
Retained earnings	401,134	(3,796)	397,338

The disclosure of the impact of adoption on the consolidated balance sheet and income statements, as of December 31, 2018 and for the fiscal year ended December 31, 2018, were as follows:

	As of December 31, 2018
Balance Sheet	As Reported	Balances Without Adoption of ASC 606	Effect of Change
ASSETS
Non-current Assets
Deferred income taxes	58,334	56,522	1,812
LIABILITIES AND EQUITY
Current liabilities
Accrued payroll and other liabilities	94,166	93,770	396
Non-current liabilities
Accrued payroll and other liabilities	35,322	29,495	5,827
EQUITY
Retained earnings	413,074	417,485	(4,411)

	For the fiscal year ended December 31, 2018
Income Statement	As Reported	Balances Without Adoption of ASC 606	Effect of Change

Revenues from franchised restaurants	148,962	149,834	(872)
Income tax expense	(48,136)	(48,393)	257
Accounts and notes receivable and allowance for doubtful accounts

Accounts receivable primarily consist of royalty and rent receivables due from franchisees, debit, credit and delivery vendor receivables. Accounts receivable are initially recorded at fair value and do not bear interest. Notes receivable relates to interest-bearing financing granted to certain franchisees in connection with the acquisition of equipment and third-party suppliers. The Company maintains an allowance for doubtful accounts in an amount that it considers sufficient to cover the expected credit losses. In judging the adequacy of the allowance for doubtful accounts, the Company follows ASC 326 "Financial Instruments - Credit Losses" considering, multiple factors including historical bad debt experience, the aging of the receivables, the current economic environment, remote risks of loss and future economic conditions.

Other receivables

As of December 31, 2020, other receivables primarily consist of related party receivables, value-added tax and other tax receivables, insurance claim receivables, amounting to $10,110. As of December 31, 2019, other receivables primarily consist of insurance claim receivables, value-added tax, other tax receivables and related party receivables, amounting to $17,046.

Other receivables are reported at the amount expected to be collected.

Inventories

Inventories are stated at the lower of cost or market, with cost being determined on a first-in, first-out basis.

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Property costs include costs of land and building for both company-operated and franchise restaurants while equipment costs primarily relate to company-operated restaurants. Cost of property and equipment acquired from McDonald’s Corporation (as part of the acquisition of LatAm business) was determined based on its estimated fair market value at the acquisition date, then partially reduced by the allocation of the negative goodwill that resulted from the purchase price allocation. Cost of property and equipment acquired or constructed after the acquisition of LatAm business in connection with the Company’s restaurant reimaging and extension program is comprised of acquisition and construction costs and capitalized internal costs. Capitalized internal costs include payroll expenses related to employees fully dedicated to restaurant construction projects and related travel expenses. Capitalized payroll costs are allocated to each new restaurant location based on the actual time spent on each project. The Company commences capitalizing costs related to construction projects when it becomes probable that the project will be developed – when the site has been identified and the related profitability assessment has been approved. Maintenance and repairs are expensed as incurred. Accumulated depreciation is calculated using the straight-line method over the following estimated useful lives: buildings – up to 40 years; leasehold improvements – the lesser of useful lives of assets or lease terms which generally include renewal options; and equipment 3 to 10 years.

Intangible assets, net

Intangible assets include computer software costs, initial franchise fees, reacquired rights under franchise agreements, letter of credit fees and others.

The Company follows the provisions of ASC 350-40-30 within ASC 350 Intangibles, Subtopic 40 Internal Use Software which requires the capitalization of costs incurred in connection with developing or obtaining software for internal use. These costs are amortized over a period of three years on a straight-line basis.

The Company is required to pay to McDonald’s Corporation an initial franchisee fee upon opening of a new restaurant. The initial franchise fee related to Company-operated restaurants is capitalized as an intangible asset and amortized on a straight-line basis over the term of the franchise.
Intangible assets, net (continued)

A reacquired franchise right is recognized as an intangible asset as part of the business combination in the acquisition of franchised restaurants apart from goodwill with an assigned amortizable life limited to the remaining contractual term (i.e., not including any renewal periods). The value assigned to the reacquired franchise right excludes any amounts recognized as a settlement gain or loss and is limited to the value associated with the remaining contractual term and operating conditions for the acquired restaurants. The reacquired franchise right is measured using a valuation technique that considers restaurant’s cash flows after payment of an at-market royalty rate to the Company. The cash flows are projected for the remaining contractual term, regardless of whether market participants would consider potential contractual renewals in determining its fair value.

Letter of credit fees are amortized on a straight-line basis over the term of the Letter of Credit.

Impairment and disposal of long-lived assets

In accordance with the guidance within ASC 360-10-35, the Company reviews long-lived assets (including property and equipment, intangible assets with definite useful lives and lease right of use asset, net) for impairment whenever events or changes in circumstances indicate the carrying value of the asset may not be recoverable. For purposes of reviewing assets for potential impairment, assets are grouped at a country level for each of the operating markets. The Company manages its restaurants as a group or portfolio with significant common costs and promotional activities; as such, each restaurant’s cash flows are not largely independent of the cash flows of others in a market. If an indicator of impairment exists for any grouping of assets, an estimate of undiscounted future cash flows produced by each individual restaurant within the asset grouping is compared to its carrying value. If an individual restaurant is determined to be impaired, the loss is measured by the excess of the carrying amount of the restaurant over its fair value considering its highest and best use, as determined by an estimate of discounted future cash flows or its market value.

The Company assessed all markets for impairment indicators during the fourth quarter of 2020, 2019 and 2018. However, as a consequence of the impact that the spread of COVID-19 caused in Company’s operations, during 2020 the Company performed impairment testing of its long-lived assets in some territories in previous quarters; as well as it did during 2018 in Venezuela as a consequence of currency exchange rate changes. As a result of those assessments, the Company concluded that the second step was required to be performed as a component of the impairment testing of its long-lived assets on a per store basis, in: Ecuador, Puerto Rico, Mexico, Peru, Aruba, USVI, Venezuela, Colombia, Trinidad and Tobago, Curacao, Panama and Argentina for the fiscal years ended December 31, 2020; Curacao, Puerto Rico, Mexico, Peru, Aruba, USVI, Venezuela, Colombia and Trinidad and Tobago for the fiscal year ended December 31, 2019 and in Ecuador, Aruba, Puerto Rico, Mexico, Peru, USVI, Venezuela, Colombia and Trinidad and Tobago for the fiscal years ended December 31, 2018.

As a result of the impairment testing the Company recorded the following impairment charges, for the markets indicated below, within Other operating income (expenses), net on the consolidated statements of income:

Fiscal year	Markets	Total
2020	Mexico, Puerto Rico, USVI, Peru, Aruba, Colombia, Venezuela, Ecuador, Panama and Argentina	$6,636
2019	Mexico, Puerto Rico, USVI, Peru, Aruba, Curacao, Colombia and Venezuela	8,790
2018	Mexico, Puerto Rico, USVI, Peru, Colombia, Venezuela and Trinidad and Tobago.	18,950

While the extent and duration of the economic fallout from the COVID-19 pandemic remains unclear, the Company will be monitoring the situation closely.
Goodwill

Goodwill represents the excess of cost over the estimated fair market value of net tangible assets and identifiable intangible assets acquired. In accordance with the guidance within ASC 350 Intangibles-Goodwill and Other, goodwill is stated at cost and reviewed for impairment on an annual basis during the fourth quarter, or when an impairment indicator exists. The impairment test compares the fair value of each reporting unit, generally based on discounted future cash flows, with its carrying amount including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss is measured as the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill.

In assessing the recoverability of the goodwill, the Company considers changes in economic conditions and makes assumptions regarding estimated future cash flows and other factors. Estimates of future cash flows are highly subjective judgments based on the Company’s experience and knowledge of its operations. These estimates can be significantly impacted by many factors including changes in global and local business and economic conditions, operating costs, inflation, competition, and consumer and demographic trends.

As a result of the analyses performed during the fiscal years 2020, 2019 and 2018, the Company recorded the following impairment charges, related to goodwill generated in the acquisition of franchised restaurants, for the markets indicated below within Other operating (expenses) income, net on the consolidated statements of income:

Fiscal year	Markets	Total
2020	Mexico	$1,085
2019	Ecuador	273
2018	Peru	167
Advertising costs

Advertising costs are expensed as incurred. Advertising expenses related to Company-operated restaurants were $60,855, $115,568 and $120,839 in 2020, 2019 and 2018, respectively. Advertising expenses related to franchised operations do not affect the Company’s expenses since these are recovered from franchisees. Advertising expenses related to franchised operations were $26,486, $43,039 and $43,940 in 2020, 2019 and 2018, respectively.

Accounting for income taxes

The Company records deferred income taxes using the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. The guidance requires companies to set up a valuation allowance for that component of net deferred tax assets which does not meet the more likely than not criterion for realization.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company is regularly audited by tax authorities, and tax assessments may arise several years after tax returns have been filed. Accordingly, tax liabilities are recorded when, in management’s judgment, an uncertain tax position does not meet the more likely than not threshold for recognition. For tax positions that meet the more likely than not threshold, a tax liability may be recorded depending on management’s assessment of how the tax position will ultimately be settled. The Company records interest and penalties on unrecognized tax benefits in the provision for income taxes.
Accounts payable outsourcing

The Company offers its suppliers access to an accounts payable services arrangement provided by third party financial institutions. This service allows the Company’s suppliers to view its scheduled payments online, enabling them to better manage their cash flow and reduce payment processing costs. Independent of the Company, the financial institutions also allow suppliers to sell their receivables to the financial institutions in an arrangement separately negotiated by the supplier and the financial institution. The Company has no economic interest in the sale of these receivables and no direct relationship with the financial institutions concerning the sale of receivables. All of the Company’s obligations, including amounts due, remain to the Company’s suppliers as stated in the supplier agreements. As of December 31, 2020 and 2019, $13,354 and $8,896, respectively, of the Company’s total accounts payable are available for this purpose and have been sold by suppliers to participating financial institutions.

Share-based compensation

The Company recognizes compensation expense as services required to earn the benefits are rendered. See Note 17 for details of the outstanding plans and the related accounting policies.

Derivative financial instruments

The Company utilizes certain hedge instruments to manage its interest rate and foreign currency rate exposures. The counterparties to these instruments generally are major financial institutions. The Company does not hold or issue derivative instruments for trading purposes. In entering into these contracts, the Company assumes the risk that might arise from the possible inability of counterparties to meet the terms of their contracts. The Company does not expect any losses as a result of counterparty defaults. All derivatives are recognized as either assets or liabilities in the balance sheets and are measured at fair value. Additionally, the fair value adjustments will affect either shareholders’ equity as accumulated other comprehensive loss or net income depending on whether the derivative instrument qualifies as a hedge for accounting purposes and, if so, the nature of the hedging activity.

Severance payments

Under certain laws and labor agreements of the countries in which the Company operates, the Company is required to make minimum severance payments to employees who are dismissed without cause and employees leaving its employment in certain other circumstances. The Company accrues severance costs if they relate to services already rendered, are related to rights that accumulate or vest, are probable of payment and can be reasonably estimated. Otherwise, severance payments are expensed as incurred.

Provision for contingencies

The Company accrues liabilities when it is probable that future costs will be incurred and such costs can be reasonably estimated. Such accruals are based on developments to date, the Company’s estimates of the outcomes of these matters and the Company’s lawyers’ experience in contesting, litigating and settling other matters. As the scope of the liabilities becomes better defined, there may be changes in the estimates of future costs. See Note 18 for details.

Comprehensive (loss) income

Comprehensive (loss) income includes net income as currently reported under generally accepted accounting principles and also includes the impact of other events and circumstances from non-owner sources which are recorded as a separate component of shareholders’ equity. The Company reports foreign currency translation losses and gains, unrealized results on cash flow hedges as well as unrecognized post-retirement benefits as components of comprehensive (loss) income.
Sales of property and equipment and restaurant businesses

The Company recognizes the sale of property and equipment when: (a) the profit is determinable, that is, the collectability of the sales price is reasonably assured or the amount that will not be collectible can be estimated, and (b) the earnings process is virtually complete, that is, the Company is not obliged to perform significant activities after the sale to earn the profit. The sale of restaurant businesses, related to the refranchising of company-operated restaurants, is recognized when the Company transfers substantially all of the risks and rewards of ownership.

In order to determine the gain or loss on the disposal, the goodwill associated with the sold of property and equipment and restaurant business, if any, is considered within the carrying value. The amount of goodwill to be included in that carrying amount is based on the relative fair value of the item to be disposed and the portion of the reporting unit that will be retained.

During fiscal years 2020, 2019 and 2018, the Company recorded results from sales of property and equipment and restaurant businesses, amounting to $201, $6,415 and $8,184, respectively, included within “Other operating (expenses) income, net”.

Recent accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842), which modifies lease accounting for lessees to increase transparency and comparability by recording a right-of-use asset and lease liability on their balance sheet for operating leases. Entities need to disclose qualitative and quantitative information about their leases, including characteristics and amounts recognized in the financial statements. This standard was effective for annual periods beginning after December 15, 2018, including interim periods.

The Company adopted ASU 2016-02 in its first quarter of 2019 utilizing the modified retrospective method, without restatement of comparative financial information periods, and applied the package of practical expedients permitted under the transition guidance within the standard which, among other things, allowed the Company to carry forward the historical lease classification. The adoption, and the ultimate effect on the consolidated financial statements, was based on an evaluation of the contract-specific facts and circumstances. The Company adoption of the standard resulted in the recognition of lease right-of-use assets and lease liabilities of $913 million, as of January 1, 2019. The right-of-use assets and lease liabilities were recognized at the commencement date based on the present value of the remaining future minimum lease payments, which include options that are reasonably assured of being exercised. As the interest rate implicit in the Company’s leases was not readily determinable, the Company utilizes its incremental borrowing rate to discount the lease payments.

Furthermore, the changes made to the consolidated balance sheet as of January 1, 2019 for the adoption of ASC 842 were as follows:

Consolidated Balance Sheet	Balance at December 31, 2018	Adjustments Due to ASC 842	Balance at January 1, 2019
ASSETS
Non-current assets
Lease right of use asset, net	—	896,682	896,682	(i)
LIABILITIES AND EQUITY
Current liabilities
Operating lease liabilities	—	72,272	72,272	(ii)
Non-current liabilities
Accrued payroll and other liabilities	35,322	(16,404)	18,918	(iii)
Operating lease liabilities	—	840,814	840,814	(iv)
Recent accounting pronouncements (continued)

(i) Represents capitalization of operating lease right of use assets of $913,086 net of the reclassification of straight-line rent accrual of $16,404.
(ii) Represents recognition of current portion of operating lease liabilities.
(iii) Represents reclassification of straight-line rent accrual to lease right of use asset, net.
(iv) Represents recognition of non-current portion of operating lease liabilities.

The standard did not have a significant impact on the Company’s consolidated statements of income and cash flows, except for the exchange results related to lease liabilities denominated in other currencies than its functional one. The disclosure of the impact of adoption on the consolidated balance sheet and income statement, as of December 31, 2019 and for the fiscal year ended in December 31, 2019, were as follows:

	As of December 31, 2019
Consolidated Balance Sheet	As Reported	Balances Without Adoption of ASC 842	Effect of Change
ASSETS
Non-current assets
Lease right of use asset, net	922,165	—	922,165
LIABILITIES AND EQUITY
Current liabilities
Operating lease liabilities	70,147	—	70,147
Non-current liabilities
Accrued payroll and other liabilities	23,497	41,084	(17,587)
Operating lease liabilities	861,582	—	861,582
EQUITY
Retained earnings	471,149	467,560	3,589
Accumulated other comprehensive loss	(519,505)	(523,939)	4,434

	For the fiscal year ended December 31, 2019
Consolidated Statement of Income	As Reported	Balances Without Adoption of ASC 842	Effect of Change

Foreign currency exchange results	12,754	9,165	3,589

In August 2017, the FASB issued ASU 2017-12, “Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities.” ASU 2017-12 expanded components of fair value hedging, specifies the recognition and presentation of the effects of hedging instruments, and eliminates the separate measurement and presentation of hedge ineffectiveness. The Company adopted the new standard during this year and applied the presentation and disclosure guidance on a prospective basis. The adoption of the standard did not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, "Financial Instruments–Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments", which modifies the measurement and recognition of expected credit losses on financial assets. The Company adopted this guidance effective January 1, 2020, prospectively. The adoption of the new standard did not have a material impact on the Company’s consolidated financial statements. The Company will continue to actively monitor the impact of the COVID-19 pandemic on expected losses.
Recent accounting pronouncements (continued)No other new accounting pronouncement issued or effective during the periods had or is expected to have a material impact on the Company’s consolidated financial statements